Inventory	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Inventory Disclosure [Abstract]
Inventory
NOTE 3 – INVENTORY

The Company’s inventory consisted of the following at the respective balance sheet dates:

	March 31,	September 30,
	2021	2020
Raw materials and packaging components	$361,695	$394,306
Finished goods	576,185	569,020
Consigned goods	641,780	641,780
Apparel	100,542	100,544
Less obsolescence allowance	(824,295)	(596,005)
	$855,907	$1,109,645

NOTE 3 – INVENTORY

The Company’s inventory consisted of the following at the respective balance sheet dates:

	September 30,	September 30,
	2020	2019
Raw materials and packaging components	$394,306	$249,898
Finished goods	569,020	1,351,456
Consigned goods	641,780	246,196
Apparel	100,544	-
Less obsolescence allowance	(596,005)	(578,062)
	$1,109,645	$1,269,488